Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share [Text Block]

Note 4 — Earnings Per Share

Basic and diluted earnings per share were computed as follows:

			Effect of
(Dollars in millions, except per share amounts)		Basic	Dilution	Diluted
2011
Shareholders' income from continuing operations		$1,260	$-	$1,260
Shares	(in thousands):
Weighted average		270,691	-	270,691
Common stock equivalents			3,558	3,558
Total shares		270,691	3,558	274,249
EPS		$4.65	$(0.06)	$4.59
2010
Shareholders' income from continuing operations		$1,279	$-	$1,279
Shares	(in thousands):
Weighted average		272,866	-	272,866
Common stock equivalents			2,421	2,421
Total shares		272,866	2,421	275,287
EPS		$4.69	$(0.04)	$4.65
2009
Shareholders' income from continuing operations		$1,291	$-	$1,291
Shares	(in thousands):
Weighted average		274,058	-	274,058
Common stock equivalents			1,299	1,299
Total shares		274,058	1,299	275,357
EPS		$4.71	$(0.02)	$4.69

The following outstanding employee stock options were not included in the computation of diluted earnings per share because their effect would have increased diluted earnings per share (antidilutive) as their exercise price was greater than the average share price of the Company's common stock for the period.

(In millions)	2011	2010	2009
Antidilutive options	3.7	6.3	8.8